Acquisition of Interest and Control - Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date (Details) - BRL (R$) R$ in Thousands				12 Months Ended
	Sep. 01, 2023	Feb. 01, 2023	Oct. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023
Comprised by
Contingent consideration to be settled				R$ 112,196
Net cash outflow resulting from the acquisition
Net cash consumed on investments acquisition				R$ 265,479	R$ 5,985	R$ 0
Ultragaz Comercial Ltda [member] | Stella GD Intermediação de Geração Distribuída de Energia Ltda [member]
Assets
Cash and cash equivalents			R$ 1,586
Receivables			17
Other receivables			119
Property, plant and equipment			515
Intangible assets, net			1,024
Liabilities
Trade payables			14
Salaries and related charges			217
Taxes payable, income and social contribution taxes payable			9
Other payables			5,378
Goodwill based on expected future profitability			103,051
Acquisition value			100,694
Comprised by
Cash			7,560
Contingent consideration to be settled			93,134
Total consideration			100,694
Net cash outflow resulting from the acquisition
Consideration in cash			7,560
Cash and cash equivalents acquired			(1,586)
Net cash consumed on investments acquisition			R$ 5,974
Companhia Ultragaz S A [member] | NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Assets
Cash and cash equivalents		R$ 16,807
Receivables		14,999
Inventories		6,626
Recoverable taxes		5,384
Judicial deposits		131
Other receivables		707
Right-of-use assets, net		5,117
Property, plant and equipment		104,700
Intangible assets, net		52,604
Liabilities
Loans and financing		93,991
Trade payables		17,600
Salaries and related charges		2,341
Taxes payable, income and social contribution taxes payable		860
Provisions for tax, civil and labor risks		1,247
Leases payable		5,191
Other payables		3,884
Goodwill based on expected future profitability		7,761
Acquisition value		89,722
Comprised by
Cash		68,935
Contingent consideration to be settled		20,787
Total consideration		89,722
Net cash outflow resulting from the acquisition
Initial consideration in cash		64,263
Subsequent consideration in cash		4,672
Cash and cash equivalents acquired		(16,807)
Net cash consumed on investments acquisition		R$ 52,128
Ultracargo Logística S.A. | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Liabilities
Goodwill based on expected future profitability							R$ 158,634
Acquisition value							R$ 210,096
Ultrapar Empreendimentos Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Assets
Cash and cash equivalents	R$ 1,719
Receivables	28,475
Inventories	9,128
Recoverable taxes	2,551
Other receivables	55
Other investments	298
Right-of-use assets, net	25,500
Property, plant and equipment	21,235
Intangible assets, net	11,619
Liabilities
Loans and financing	17,337
Trade payables	26,965
Salaries and related charges	1,933
Taxes payable, income and social contribution taxes payable	376
Leases payable	25,500
Other payables	8,194
Goodwill based on expected future profitability	14,217
Non-controlling interests	8,110
Assets acquired	60,348
Liabilities assumed	(48,183)
Acquisition value	26,382
Comprised by
Cash	5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	16,193
Contingent consideration to be settled	5,189
Total consideration	26,382
Net cash outflow resulting from the acquisition
Initial consideration in cash	5,000
Cash and cash equivalents acquired	(1,719)
Net cash consumed on investments acquisition	R$ 3,281